Income Taxes - Schedule of Deferred Income Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Gross deferred income tax assets
Regulatory liabilities	$ 636	$ 674
Tax loss and credit carryforwards	600	658
Employee future benefits	136	161
Other	144	160
Deferred tax assets, gross	1,516	1,653
Valuation allowance	(23)	(32)
Net deferred income tax asset	1,493	1,621
Gross deferred income tax liabilities
PPE	(5,355)	(5,146)
Regulatory assets	(372)	(388)
Intangible assets	(165)	(147)
Deferred tax liabilities, gross	(5,892)	(5,681)
Net deferred income tax liability	$ (4,399)	$ (4,060)